Share Capital and Other Equity Instruments - Schedule of Warrants Outstanding, Exercise Price, Expiry Rate and Overall Weighted Average Exercise Price (Details)	12 Months Ended
	Dec. 31, 2022 Warrant shares $ / shares	Dec. 31, 2022 Warrant shares $ / shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Disclosure Of Classes Of Share Capital [Line Items]
Number or warrants outstanding | shares	400	400	17,273	17,273
Weighted average exercise price, beginning of year	$ 843.30
Weighted average exercise price, end of year	29,999.84
Exercise price (CA$)	$ 29,999.84	$ 29,999.84	$ 843.30	$ 843.30
Warrant Expires on January 2023
Disclosure Of Classes Of Share Capital [Line Items]
Number or warrants outstanding | Warrant	400	400
Weighted average exercise price, end of year	$ 30,000.00
Expiry date	Jan. 31, 2023	Jan. 31, 2023
Exercise price (CA$)	$ 30,000.00	$ 30,000.00
Warrant Expires on November 2025
Disclosure Of Classes Of Share Capital [Line Items]
Number or warrants outstanding | Warrant	789,472	789,472
Weighted average exercise price, end of year		$ 55.00
Expiry date	Nov. 30, 2025	Nov. 30, 2025
Exercise price (CA$)